First Trust Eurozone AlphaDEX ETF Expense Example, No Redemption - First Trust Eurozone AlphaDEX ETF - First Trust Eurozone AlphaDEX ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990